Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2021	2020
Inventory	$419,726	$135,491
Less: reserve for obsolete inventories	(10,705)	(15,682)
Total	$409,021	$119,809